Share capital and reserves - Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount (Details)			12 Months Ended
	Dec. 31, 2018 $ / shares shares	Jan. 02, 2018 shares	Dec. 31, 2018 vote shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2015 $ / shares
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1	1,500,000		1,500,000
Number of votes per Founder Preferred Share | vote			1
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days			10 days
Preferred stock, conversion terms, weighted average share price (in dollars per share) | $ / shares							$ 11.50
Percentage increase in dividend price	20.00%	20.00%	20.00%
Preference shares, conversion ratio							1
Dividends recognised as distributions to owners per share (in dollars per share) | (per share)	$ 16.7538			$ 16.6516	$ 11.4824	€ 11.4824
Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount		8,705,890		8,705,890
Founder Entities [Member]
Disclosure of classes of share capital [line items]
Preferred Stock, Shares Issued1	750,000		750,000